Business Combinations and Divestments	12 Months Ended
Dec. 31, 2022
Business Combinations and Divestments
Business Combinations and Divestments

(3)   Business Combinations and Divestments

2022

a)Prometic Plasma Resources, Inc.

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics, Inc., acquired all the shares of Prometic Plasma Resources Inc. for a total of Canadian Dollars 11,127 thousand (Euros 7,757 thousand).

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		7,757	11,127
Total consideration paid		7,757	11,127

Fair value of net assets acquired		4,933	7,075

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	2,824	4,052

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
		Thousands of Canadian
	Thousands of Euros	Dollars
Other Intangible Assets	551	791
Rights of Use	238	341
Property, plant and equipment	36	51
Inventories	71	102
Trade and other reeceivables	4,603	6,602

Other current assets	9	13

Cash and cash equivalents	32	46

Total Assets	5,540	7,946

Non-current financial liabilities	(32)	(46)
Current financial liabilities	(264)	(379)
Trade and other payables	(311)	(446)
Total Liabilities	(607)	(871)
Total net assets acquired	4,933	7,075

The resulting goodwill has been allocated to the Biopharma segment and includes the donor database, licenses and workforce.

b)Haema Plasma Kft.

On 1 February 2021, Scranton Plasma B.V. acquired 100% of the shares of Haema Plasma Kft. Scranton is a shareholder of Grifols.

On 1 February 2021 the Group signed a call option on the shares of Haema Plasma kft, exercisable by the Group only 12 months after signing and with an expiry of 48 months from the date on which the option becomes exercisable. The option price was set at thirteen times EBITDA minus net debt.

The Group has potential voting rights arising from the option to purchase the shareholding and these are substantive, based on:

●	A call option for Grifols which gives it the irrevocable and exclusive right (not an obligation) to acquire the Haema Plasma Kft shareholding at any time after 1 February 2022.
●	Grifols is committed to providing support services in the business of collecting, processing and distributing plasma from the donation centres. There is also a Plasma Supply Agreement whereby the plasma produced by these entities will be used almost entirely to cover Grifols’ needs. There is no sales exclusivity.
●	There are no shareholder agreements that provide for relevant decisions to be approved in a manner other than by majority vote.

The above are indicators of the power that Grifols acquires over this entity, considering that the call option is likely to be exercised and Grifols will have the financial capacity to carry it out.

Consequently, at the time the option becomes exercisable, the option empowers Grifols, even though it has not yet been exercised, and Haema Plasma Kft. is therefore included in Grifols’ consolidated financial statements from 2022.

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the provisional goodwill at the acquisition date are shown below:

		Thousands of	Thousands of
	Reference	Euros	Hungarian Forint
Call option price		16,948	6,228,796
Total consideration		16,948	6,228,796

Fair value of net assets acquired		2,209	812,371

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	14,739	5,416,425

The provisional amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
		Thousands of Hungarian
	Thousands of Euros	Forint
Other Intangible assets	37	13,620
Rights of Use	3,421	1,257,286
Property, plant and equipment	1,301	478,222
Other non-current assets	302	110,810
Deferred tax assets	13	4,742

Inventories	2,784	1,022,926

Trade and other receivables	357	131,821
Other current assets	252	92,769
Cash and cash equivalents	3,343	1,228,356

Total Assets	11,810	4,340,552

Provisions	(169)	(61,946)
Non-current financial liabilities	(2,517)	(925,074)
Current financial liabilities	(4,281)	(1,573,216)
Trade and other payables	(2,100)	(771,861)
Other current liabilities	(534)	(196,084)
Total Liabilities and contingent liabilities	(9,601)	(3,528,181)
Total net assets acquired	2,209	812,371

The resulting goodwill has been allocated to the Biopharma segment and includes the donor database, licences and workforce.

c)VCN Biosciences, S.L.

On 10 March 2022, Grifols, together with the other shareholders, reached an agreement to sell one hundred percent of the issued and outstanding shares of VCN Bioscience, S.L. for US Dollars 7,700 thousand.

As a result of this divestment, the Group has recognized an income of Euros 7,557 thousand under “other income” in the statement of profit and loss. VCN’s net assets were derecognised from the consolidated group as of the indicated date.

d)Biotest AG

On 25 April 2022, and once all regulatory approvals were obtained, Grifols completed the acquisition of 70.18% of the share capital of Biotest AG for Euros 1,460,853 thousand. The transaction was structured as follows:

●	Grifols acquired the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG for Euros 1,090,518 thousand. This amount included a loan from Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, to Biotest AG of Euros 317,876 thousand. The Biotest shares were valued at Euros 43.00 per ordinary share (17,783,776 shares) and Euros 37.00 per preference share (214,581 shares).
●	At the same time as the transaction, Grifols closed the voluntary takeover bid to all shareholders, which involved the payment of 370,335 thousand of euros for 1,435,657 ordinary shares at 43.00 euros per share and 8,340,577 preference shares at 37.00 euros per share.

The investment in Biotest will significantly strengthen Grifols’ capabilities, including its scientific and technical capabilities, helping to strengthen the availability of plasma medicines, its commercial presence and its R&D pipeline. With the opening of 2 new centers, Biotest now has 28 plasma donation centers in Europe.

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the provisional goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		1,460,853
Total consideration paid		1,460,853

Fair value of net assets acquired		1,157,229

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	303,624

The resulting goodwill has been allocated to the Biopharma segment.

The provisional amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

Fair Value
Thousands of Euros
Other Intangible Assets	1,172,582
Rights of Use	25,256
Property, plant and equipment	545,667
Other non-current assets	13,969
Deferred Tax Assets	9,109
Inventories	259,316

Contract Assets	35,319

Trade and other receivables	88,249
Other current assets	25,644
Cash and cash equivalents	94,662

Total assets	2,269,773

Non-controlling interests	(356,386)
Non-current provisions	(120,298)
Non-current financial liabilities	(182,761)
Other non-current liabilities	(9)
Deferred tax liabilities	(347,192)
Current Provisions	(18,239)
Current financial liabilities	(35,052)
Trade and other payables	(40,489)
Other current liabilities	(12,118)
Total Liabilities and contingent liabilities	(1,112,544)
Total net assets acquired	1,157,229

As part of the purchase price allocation, the company has determined that identifiable intangible assets are the research and development projects in progress, the current product portfolio as well as certain distribution agreements.

The fair value of intangible assets has been estimated using an income approach and the projected cash flows have been discounted using rates between 8.6% and 11%. The cash flows have been based on estimates used to establish the transaction price and the discount rates applied have been compared with reference to the implied rate of return of the transaction model and the weighted average cost of capital.

The fair value of research and development projects in progress involving plasma therapies (Fibrinogen, IgM and IgG) has been estimated in accordance with an income approach based on the Multiple-Period Excess Earnings Method for the application of which the results of such projects have been adjusted for the probability of success according to the clinical phase of the project at the date of the transaction.

The current product portfolio comprises regulatory approvals, trademarks, patient relationships and physician relationships related to products currently marketed by Biotest. The distribution agreements identified as intangible assets relate to the distribution of certain products in different geographic regions. In both cases, the fair value has been determined using the Multiple-Period Excess Earnings Method.

Research and development projects in progress, the current product portfolio and distribution agreements are amortized on a straight-line basis over an average period of 20, 30 and 7.5 years, respectively.

If the acquisition had taken place as of January 1, 2022, the revenue would have changed by Euros 154,846 thousand and the group result by Euros (15,434) thousand.

The Group has recognized under operating expenses in the consolidated statement of profit and loss an amount of Euros 23,600 thousand of transaction costs.

e)Access Biologicals Inc.

On 15 June 2022, Grifols, through its wholly owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51% for a total of US Dollars 142 million. With the acquisition of 100% of the stake, Grifols obtains control over Access Biologicals LLC and is therefore considered a group company and consolidated under the full consolidation method. The difference between the fair value of the previous shareholding and the recognised carrying amount is Euros 72,984 thousand (US Dollars 77,209 thousand), and a gain of this amount is recognised under “ Profit/(loss) of equity accounted investees “ in the statement of profit and loss (see note 10).

Access Biologicals’ core business is the collection and manufacture of an extensive portfolio of biological products. Combined with a closed materials sourcing process, it provides support services for different markets such as in-vitro diagnostics, biopharmaceuticals, cell culture and diagnostic research and development.

Aggregate details of the cost of the business combination, the provisional fair value of the net assets acquired and the provisional goodwill at the acquisition date are shown below:

			Thousands of US
	Reference	Thousands of Euros	Dollars
Cost of the business combination
First share purchase		48,218	51,010
Second share purchase (present value)		134,742	142,544
Total consideration paid		182,960	193,554

Gain on the previously held investment		72,984	77,209
Accumulated gain for equity method before acquisition date		8,256	8,735
Step-up of the previously held investment		81,240	85,944

Fair value of net assets acquired		(83,366)	(88,193)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	180,834	191,305

The provisional amounts determined at the date of consolidation of the assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
	Thousands of	Thousands of US
	Euros	Dollars
Other Intangible Assets	82,080	86,832
Property, plant and equipment	2,589	2,739
Other non-current assets	75	79
Inventories	16,836	17,811
Trade and other receivables	7,522	7,958
Other current assets	1,529	1,618
Cash and cash equivalents	2,987	3,160

Total Assets	113,618	120,197

Trade and other payables	(7,249)	(7,669)
Deferred tax liabilities	(22,981)	(24,312)
Other non-current liabilities	(22)	(23)

Total Liabilities and contingent liabilities	(30,252)	(32,004)
Total net assets acquired	83,366	88,193

The resulting provisional goodwill has been allocated to the Bio-Supplies segment.

As part of the purchase price allocation, the Company has determined that identifiable intangible assets are customer relationships.

Customer relationships have been valued using the Multiple-Period Excess Earnings Method, for the application of which a discount rate of 8.1% has been considered and a decline rate resulting in an average useful life of 14 years. The cash flows have been based on estimates used to establish the transaction price and the discount rate applied has been compared with reference to the implied rate of return of the transaction model and the weighted average cost of capital. The excess of the purchase price over the estimated fair value of the net assets acquired has been recorded as goodwill. The factors contributing to its recognition have been the acquired workforce as well as the expected benefits from the combination of the Group’s activities.

If the acquisition had taken place as of January 1, 2022, the revenue would have changed by Euros 4,402 thousand and the group result by Euros 1,819 thousand.

The Group has recognized under operating expenses in the consolidated statement of profit and loss an amount of Euros 486 thousand of transaction costs.

f)Goetech, LLC

In July 2022, Grifols closed an agreement to sell in cash substantially all of the assets of its subsidiary Goetech LLC, whose trade name is MedKeeper, for a US Dollars 91,635 thousand Enterprise Value (Euros 90,002 thousand). MedKeeper develops and markets innovative mobile and cloud-based IT applications aimed at helping hospital pharmacies boost productivity, process safety and compliance.

As a consequence of this divestment, the Group has recognized an income of Euros 23,106 thousand in the profit and loss account. Goetech’s net assets were derecognized from the consolidated group as of the indicated date.

2021

●	Gigagen, Inc.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total consideration of US Dollars 90.5 million.

GigaGen is a U.S. biotechnology company specializing in the discovery and early development of recombinant biotherapeutic drugs. GigaGen’s research focuses on the discovery of new biological treatments based on antibodies derived from millions of donor-derived immune system cells.

With the acquisition of 100% of the shareholding, Grifols obtained control over Gigagen and, therefore, it was considered a group company and is consolidated under the full consolidation method. Until that date, the previous shareholding of 43.96% was accounted for using the equity method. The difference between the fair value of the previous shareholding and the value recognized in books was Euros 34,525 thousand (US Dollars 41,758 thousand), recognizing a profit for this amount under “Profit/(loss) of equity accounted investees “ in the statement of profit and loss.

From the total amount agreed, as of 31 December 2021, an amount of Euros 38,201 thousand was paid in cash and Euros 36,591 thousand were payable. This amount was presented under “Current financial liabilities” in the balance sheet and it was paid in March 2022.

The Group recognized an amount of Euros 404 thousand of transaction costs under operating expenses in the consolidated statement of profit and loss.

Aggregate details of the cost of the business combination, the fair value of the net assets acquired and the goodwill at the acquisition date are shown below:

		Thousands of	Thousands of
	Reference	Euros	US Dollars
Consideration paid
First share purchase		38,201	46,203
Second share purchase (present value)		35,227	42,608
Total consideration paid		73,428	88,811

Fair value of the previous investment in the company		50,792	61,434

Fair value of net assets acquired		18,760	22,691
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	105,460	127,554

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

		Fair value
		Thousands of	Thousands of
	Reference	Euros	US Dollars
Development costs in progress	Note 7	24,027	29,061
Property, plant and equipment	Note 7	1,168	1,413
Non-current financial assets		151	183
Trade and other receivables		56	68
Other current assets		2,368	2,864
Cash and cash equivalents		12,389	14,985

Total assets		40,159	48,574
Non-current liabilities		(17,792)	(21,520)
Current liabilities		(3,607)	(4,363)
Total liabilities and contingent liabilities		(21,399)	(25,883)
Total net assets identified		18,760	22,691

The fair value of the R&D projects in progress was estimated based on market approach of comparable transactions.

The resulting goodwill was allocated to the others segment and includes the specialized R&D workforce and the portfolio of future early stage products.

The acquired business generated consolidated results for the Group during the period from the acquisition date to year-end in the amount of Euros 4,350 thousand.

If the acquisition had occurred as of 1 January 2021, the Group’s net revenues and results would not have changed significantly.

●	BPL Plasma, Inc.

On 28 February 2021, Biomat USA, Inc. the Group’s American subsidiary, acquired 25 plasma donation centers in the United States from BPL Plasma, Inc. a subsidiary of Bio Products Laboratory Holdings Limited, for US Dollars 385 million.

The transaction received the necessary regulatory approvals and was financed with its own resources, without issuing debt.

Grifols will obtain approximately one million liters of plasma per year from these centers.

The Group recognized transaction costs of Euros 2,764 thousand in operating expenses in the consolidated statement of profit and loss.

Aggregate details of the cost of the business combination, the definitive fair value of the net assets acquired and the definitive goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros	Thousands of US Dollars
Consideration paid
First payment made		9,921	12,000
Cash paid at the transaction closing date		308,016	372,548
Total consideration paid		317,937	384,548
Fair value of net assets acquired		15,039	18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	302,898	366,358

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

		Fair value
	Reference	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment	Note 9	14,406	17,424
Non-current financial assets		85	103
Inventories		557	674
Total assets		15,048	18,201
Current liabilities		(9)	(11)
Total liabilities and contingent liabilities		(9)	(11)
Total net assets identified		15,039	18,190

The resulting goodwill was allocated to the Biopharma segment and included the donor database, licenses and workforce.

●	Acquisition of plasma centers from Kedplasma, LLC.

On 31 March 2021, Biomat USA, Inc., the Group’s American subsidiary, acquired 7 plasma donation centers in the United States from the company Kedplasma, LLC for US Dollars 55.2 million. All the centers acquired are licensed by the U.S. Food and Drug Administration (FDA) and the European authorities.

Grifols will have immediate access to the plasma obtained at these centers, which obtain approximately 240,000 liters of plasma per year.

The transaction received the necessary regulatory approvals and was financed with equity without issuing debt.

The Group recognized transaction costs of Euros 625 thousand in operating expenses in the consolidated statement of profit and loss.

Aggregate details of the cost of the business combination, the definitive fair value of the net assets acquired and the definitive goodwill at the acquisition date are shown below:

	Reference	Thousands of Euros	Thousands of US Dollars
Consideration paid		45,638	55,200
Total consideration paid		45,638	55,200
Fair value of net assets acquired		2,692	3,256
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	42,946	51,944

The amounts determined at the acquisition date of the assets, liabilities and contingent liabilities acquired are as follows:

		Fair value
	Reference	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment	Note 9	2,448	2,961
Inventories		244	295
Total assets		2,692	3,256
Total net assets identified		2,692	3,256

The resulting goodwill was allocated to the Biopharma segment and included the donor database, licenses and workforce.

●	Prometic Plasma Resources, Inc.

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics Inc., acquired all of the shares of Prometic Plasma Resources Inc. for a total consideration of US Dollars 8,805 thousand (see note 2).

The purchase price has been assigned provisionally to Goodwill in the consolidated balance sheet, considering that the initial accounting has not been completed at the end of the reporting period.

2020

(a)  Plasmavita

In November 2017, Grifols established Plasmavita Healthcare GmbH (hereinafter Plasmavita), a joint venture between Grifols (50%) and two other partners (50%) for the construction and operation of 10 plasma donor centers in Germany.

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% has remained unchanged after the contribution. However, in assessing the existence of control due to new shareholder agreement signed on this date, the following was concluded:

-

Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Plasmavita and the distribution of dividends. Grifols has the power to make key business decisions.

-	Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.
-	Grifols has the casting vote to distribute dividends.

Considering the above, it was concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

	Reference	Thousands of Euros
Consideration paid
Cash paid		10,000
Total consideration paid		10,000
Fair value of the previous investment in the business		10,674
Fair value of net assets acquired		21,374
Non-controlling interests		(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	9,987

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired are as follows:

		Fair Value
	Reference	Thousands of Euros
Intangible assets	Note 7	177
Rights of use	Note 8	7,856
Property, plant and equipment	Note 9	6,506
Investment in group companies		9,548
Non-current financial assets		5,017
Inventories		1,114
Trade and other receivables		811
Other current assets		333
Cash and cash equivalents		359
Total assets		31,721
Deferred tax liabilities		(1,364)
Other non-current liabilites		(7,575)
Current liabilities		(1,408)
Total liabilities and contingent liabilities		(10,347)
Total net assets acquired		21,374

The resulting goodwill was allocated to the Biopharma segment, and it included the donor data base, licenses and workforce.

If the acquisition had taken place on 1 January 2020, the net amount of the Group´s revenue and profit would not have differed significantly. The revenue and consolidated profit generated by Plasmavita between the acquisition date and 31 December 2020 are not significant for the Group.

The difference between the fair value of the previous investment and the book value amounted to Euros 5,357 thousand and has been recognized as income under “Profit/(loss) of equity accounted investees with similar activity to that of the Group” in the consolidated statement of profit and loss. The minority interest’s share of the contribution made amounts to Euros 5 million and has been recognized as a loss under the same line item.

(b)  Alkahest, Inc.

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. (“Alkahest”) for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand), which was subject to approval by regulatory authorities. As part of the agreement, the Group had:

●	Grifols has a casting vote for any decision, determination and approval, with respect to the annual budget of Alkahest and the distribution of dividends. Grifols has the power to decide on key business decisions.
●	Grifols is involved in the decision-making related to exposure or rights to variable returns from the investee.

Considering the above, it was concluded that Grifols has control over Alkahest and, therefore, it is considered part of the group and it has been fully consolidated. Until that date, the previous 42.45% stake in Alkahest was recorded using the equity method. The difference between the fair value of the previous investment and the book value amounted to Euros 86,743 thousand (US Dollars 102,552 thousand) and has been recognized as income under “Profit/(loss) of equity accounted investees” in the consolidated statement of profit and loss.

On 15 October 2020, and as a result of the aforementioned share purchase agreement, Grifols proceeded to acquire 57.55% of the capital of Alkahest. After the transaction, the Group owns 100% of the company’s share capital. Given that Grifols already had control of Alkahest, the transaction has been recorded as an agreement with the non-controlling interest, which has meant the recognition of a liability at amortized cost of Euros 121,149 thousand (US Dollars 143,706 thousand) and a decrease in “Non-

controlling interests” in the amount of Euros 121,486 thousand (US Dollars 143,307 thousand), net of recorded losses and “Other reserves “in the amount of Euros 337 thousand (US Dollars 399 thousand).

At 31 December 2020, the amount payable totaled Euros 100,492 thousand and was presented under the line item “Current financial liabilities”. This amount was settled on 1 February 2021(see note 20).

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

		Thousands of US
	Thousands of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (present value)	104,628	123,765
Total business combination cost	123,425	146,000

Fair value of the previous investment in the business	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired are as follows:

	Fair Value
		Thousands of
	Thousands of Euros	US Dollars
Other Intangible Assets	265,617	314,198
Property, plant and equipement	4,970	5,879
Other non-current assets	178	210
Trade and other receivables	2,552	3,019
Other current assets	1,609	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liabilities	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,265)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

The resulting goodwill was allocated to the Others segment and it mainly includes the workforce.

The fair value of research and clinical development projects in progress that include products for neurodegenerative disorders, neuromuscular and ophthalmologic diseases have been estimated according to an income approach based on risk-adjusted discounted free cash flows.

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would not have changed significantly, and the net profit would have decreased by Euros 30,045 thousand. The profit of Alkahest between the acquisition date and 31 December 2020 amounted to Euros (12,317) thousand.  The amount of net revenue has not changed significantly.

(c)   Green Cross

On 20 July 2020, Grifols signed share purchase arrangements with the South Korean based GC Pharma Group and other investors for the acquisition of a plasma fractionation facility and two purification facilities located in the city of Montreal, Canada, and 11 plasma collection centers located in the United States, for a total consideration of Euros 387,917 thousand (US Dollars 457,160 thousand), on a debt free basis. On 1 October 2020, the transaction was closed.

The consideration was paid with Grifols’ own cash resources, and at the close of the Transaction certain equity, working capital and cash targets were guaranteed.

The factories are currently in the process of obtaining the required licenses and regulatory approvals from the competent health authorities for the manufacturing of plasma-derived products. When licensed and approved, Grifols will become the only commercial manufacturer of plasma products in Canada, with a fractionation capacity of 1.5 M liters.

Grifols plans to be ready to manufacture IVIG and Albumin at the factories to be able to supply the Canadian market starting in 2023.

The collection centers achieved a collection volume of 350,000 liters of plasma in 2019.

Upon the execution of the Transaction, and by means of a plasma supply agreement, the Group has also committed to supplying certain output of plasma arising out of the collection centers to GC Pharma for a 24-month period.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

		Thousands of US
	Thousands of Euros	Dollars
Consideration paid
Cash paid	387,917	457,160
Total consideration paid	387,917	457,160
Fair value of net assets acquired	194,227	228,897
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	193,690	228,263

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair Value
	Thousands of Euros	Thousands of US Dollars
Other Intangible Assets	2,877	3,390
Rights of Use	11,642	13,720
Property, plant and equipement	158,148	186,377
Deferred tax assets	33,081	38,986
Other non current assets	122	144
Inventories	2,999	3,534
Trade and other receivables	3,484	4,106
Other current assets	943	1,111
Cash and cash equivalents	6,053	7,133
Total assets	219,349	258,501
Non-current financial liabilities	(13,150)	(15,497)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,175)	(13,168)
Total Liabilities	(25,122)	(29,604)
Fair value of net assets acquired	194,227	228,897

The resulting goodwill was allocated to the Bioscience segment, and it includes the donor data base, current licenses and future authorizations and workforce

Had the acquisition taken place on 1 January 2020, the net amount of the Group´s revenue would have increased by Euros 31,197 thousand and the net profit would have decreased by Euros 32,423 thousand. The revenue and profit of Green Cross between the acquisition date and 31 December 2020 amounted to Euros 4,625 thousand and Euros (5,023) thousand respectively.